CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Income Statement [Abstract]
Sales	$ 145,006	$ 122,978	$ 1,112,229	$ 928,203	$ 892,600
Cost of merchandise and services sold	93,291	81,900	651,516	548,463	535,464
Gross profit	51,715	41,078	460,713	379,740	357,136
Selling, general and administrative expenses	77,489	59,721	314,338	258,152	241,669
Operating icome (loss)	(25,774)	(18,643)	146,375	121,588	115,467
Other expense:
Interest expense	11,516	22,417	84,098	98,578	91,656
Loss on debt extinguishment	7,281		0	0	488
Other expenses, net		137	1,089	7,453	1,759
Total other expense	18,797	22,554	85,187	106,031	93,415
Income (loss) before taxes	(44,571)	(41,197)	61,188	15,557	22,052
Income tax (benefit) expense	(14,314)	(15,010)	2,627	14,855	4,926
Net income (loss)	$ (30,257)	$ (26,187)	$ 58,561	$ 702	$ 17,126
Net income (loss) per share
Basic and diluted	$ (0.17)	$ (0.17)	$ 0.37	$ 0.00	$ 0.11
Weighted average shares outstanding
Basic and diluted	176,989,755	156,500,000	156,500,000	156,500,000	156,500,000